Income Tax Provision - Schedule of Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Deferred tax provision
Deferred tax provision			$ 4.5	$ (6.1)
Expense (benefit) from income taxes	$ 1.4	$ (1.0)	$ 9.8	$ (5.7)
DiscoverOrg Holdings
Current tax provision
Federal					$ 0.0	$ 0.0
State					0.5	0.1
Foreign					0.2	0.0
Current tax provision					0.7	0.1
Deferred tax provision
Federal					(5.0)	(2.0)
State					(2.2)	(1.0)
Deferred tax provision					(7.2)	(3.0)
Expense (benefit) from income taxes					$ (6.5)	$ (2.9)